Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable
	September 30,	December 31,
	2022	2021
PPP Note payable
PPP Note May 15, 2020	$-	$62,500
PPP Note March 9, 2021	73,007	73,007
Loan Forgiveness	(73,007)	(62,500)
	$-	$73,007

	December 31,	December 31,
	2021	2020
PPP Note May 15, 2020	$62,500	$62,500
PPP Note March 9, 2021	73,007	-
Loan Forgiveness	(62,500)	-
Total	$73,007	$62,500

Schedule of Promissory Notes

	September 30,	December 31,
	2022	2021
Promissory note issued on December 28, 2021	-	500,000
Promissory note issued on February 8, 2022	-	-
Promissory note issued on March 11, 2022	-	-
Promissory note issued on August 1, 2022	$-	-
	-	500,000
Less debt discount	-	(408,979)
Total outstanding notes payable	$-	$91,021

December 31,
2021
Promissory notes issued on December 28, 2021	$500,000
Less unamortized discount on notes payable	(408,979)
Total	$91,021